Note 1. Organization and Basis of Presentation: Consolidation Policy (Policies)	3 Months Ended
Mar. 31, 2016
Policies
Consolidation Policy	The financial statements are consolidated as of March 31, 2016, December 31, 2015 and March 31, 2015 for the Company. All intercompany transactions were eliminated.